PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) £ in Billions					1 Months Ended				12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 09, 2016 GBP (£)	Dec. 09, 2016 CNY (¥)	Dec. 10, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 USD ($) Vote shares	Oct. 31, 2015 CNY (¥) Vote shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Business combination disclosures
Shares outstanding | shares	64,155,412								67,600,654	67,600,654			64,155,412
Purchase price allocation
Decrease in the non-controlling interest's ownership										¥ 2,311,932,774			¥ 6,532,152,666	¥ 46,236,902
Skyscanner
Business combination disclosures
Purchase consideration		£ 1.4	¥ 12,000,000,000
Acquisition consideration in cash											£ 1.2		10,000,000,000
Cash portion of the total purchase consideration agreed			10,100,000,000
Increase in consideration as measurement period adjustment			60,000,000
Purchase price allocation
Net assets	¥ 325,000,000												325,000,000
Cash acquired			571,000,000
Non-controlling interests	316,000,000												316,000,000
Goodwill													9,583,716,450
Identifiable intangible assets	3,100,000,000												3,100,000,000
Deferred tax liabilities			620,000,000
Qunar
Business combination disclosures
Purchase consideration					$ 5,103,252,544	¥ 32,541,365,375
Equity interest (as a percent)							45.00%	45.00%
Ownership of share capital held (as a percent)							48.00%	48.00%
Purchase price allocation
Net liabilities	628,000,000												628,000,000
Non-controlling interests	17,900,000,000												17,900,000,000
Goodwill	43,600,000,000												582,240,644
Identifiable intangible assets	9,900,000,000												9,900,000,000
Cash and cash equivalents	5,200,000,000												5,200,000,000
Non-current assets	1,000,000,000												1,000,000,000
Short term debts	3,900,000,000												3,900,000,000
Other current liabilities	7,100,000,000												7,100,000,000
Non-current liability	93,000,000												93,000,000
Prepayments and other current assets	4,300,000,000												4,300,000,000
Deferred tax liabilities	2,500,000,000												2,500,000,000
Decrease in the non-controlling interest's ownership										2,200,000,000			15,500,000,000
Additional paid-in capital from the newly issued ordinary shares										600,000,000			3,700,000,000
Pro forma results
Pro-forma net revenues														14,812,533,000
Pro-forma net loss														(5,086,934,000)
Qunar | Trademark and domain
Purchase price allocation
Identifiable intangible assets	9,000,000,000												9,000,000,000
Qunar | Technology and supplier network for new products
Purchase price allocation
Weighted average useful life					5 years 2 months 12 days	5 years 2 months 12 days
Qunar | Baidu
Business combination disclosures
Purchase consideration					$ 3,416,184,974	¥ 21,698,582,100
Shares issued as consideration (in shares) | shares							11,000,000	11,000,000
Fair value of shares issued as consideration							$ 3,400,000,000	¥ 21,700,000,000
Shares issued for the benefit of employees | shares				4,000,000
Qunar | Qunar Employees
Business combination disclosures
Purchase consideration					$ 1,687,067,570	¥ 10,842,783,275
Qunar | Common Class A
Business combination disclosures
Number of shares acquired | shares							179,000,000	179,000,000
Shares outstanding | shares							193,000,000	193,000,000
Number of votes per share | Vote							3	3
Qunar | Common Class B
Business combination disclosures
Number of shares acquired | shares							11,000,000	11,000,000
Number of votes per share | Vote							1	1
Number of shares exchanged for shares issued to employees | shares				66,000,000
Number of shares deemed to be owned | shares							256,000,000	256,000,000
Others
Business combination disclosures
Purchase consideration										251,000,000			120,000,000	862,000,000
Purchase price allocation
Increase (decrease) in goodwill as measurement period adjustment										¥ 291,000,000			159,000,000	¥ 817,000,000
Certain investments
Business combination disclosures
Purchase consideration | $									$ 400,000,000			$ 2,900,000,000
Supplier relationship | Skyscanner
Purchase price allocation
Identifiable intangible assets			¥ 929,000,000
Intangible asset useful life		9 years	9 years
IT Platform | Skyscanner
Purchase price allocation
Identifiable intangible assets			¥ 191,000,000
Intangible asset useful life		6 years	6 years
Technology and supplier network for new products | Qunar
Purchase price allocation
Identifiable intangible assets	¥ 900,000,000												¥ 900,000,000